Capital and reserves - Share capital (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Number of ordinary shares (issued and paid up):
Share-based compensation expense | $	$ 10.0	$ 17.6	$ 25.8
Weighted average contractual life of the outstanding options	2 years 3 months 29 days
Ordinary shares excluded from the diluted weighted average number of ordinary shares	1,930,999
Ordinary shares
Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	120,286,627	120,149,921
Exercise of share options (cashless)	136,706	136,706
Balance at the end of the year	120,423,333	120,286,627	120,149,921
Authorised share capital	350,000,001
Number of votes per share	1